POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net deferred pension asset	$ (83)	$ (96)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,770	3,198
Accrued benefit obligations	(2,430)	(3,171)
Surplus of plan assets over accrued benefit obligations	340	27
Effect of asset ceiling limit	(42)	(9)
Net deferred pension asset	298	18
Deferred pension asset	298	21
Deferred pension liability	$ 0	$ (3)